FAIR VALUE MEASUREMENTS - Reconciliation of Beginning and Ending Balance of Recurring Fair Value Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Commitments to Originate Loans [Member]
Assets:
Beginning Balance	$ 2,047	$ 360
Total realized and unrealized gains (losses):
Included in net income	(873)	1,687
Ending Balance	1,174	2,047
Forward Sales Commitments [Member]
Assets:
Beginning Balance	2,061	1,328
Total realized and unrealized gains (losses):
Included in net income	(2,206)	733
Ending Balance	$ (145)	$ 2,061